Prepayments for Long Term Assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments for Long Term Assets [Abstract]
Schedule of Prepayments for Long Term Assets
	At December 31,
	2024	2023

Deposits for potential acquisition of sturgeon farms (note a)	$11,185,297	$14,482,753
Deposits for potential joint venture project (note b)	-	794,895
Deposit for marketing expense (note c)	603,780	611,280

	$11,789,077	$15,888,928

Note a:	The Company seeks to stabilize the caviar supplies and also diversified the product line. The Company entered into memoranda of understanding with the current sturgeon farm that supplies the Company caviar products and a few other sturgeon farms. The Company paid deposits for entering non-disclosure agreement and operational ,financial and legal due diligence work. The Conpany is in the process of due diligence work and negotiations. Management assesses whether events or changes in circumstances indicate that the carrying amounts of property, plant, and equipment may not be recoverable. No impairment losses were recognized for the years ended December 31, 2024 and 2023.

Note b:	The Company seeks to tapped in the Greater Bay Area of China market and entered into memoranda of understanding with an independent party to explore setting up joint venture wine business in China. The plan was put on hold and the amount was refunded.

Note c:	The Company has entered into agreement with an independent party for a two-year marketing campaign to promote the Company’s products and corporate image.